                             MARTIN CURRIE BUSINESS TRUST
                                EMERGING AMERICAS FUND


                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


OBJECTIVE           Long-term capital appreciation through active management of a diversified portfolio of equities in countries of the Western Hemisphere with emerging markets and developing economies.

LAUNCH DATE         September 19, 1994

FUND SIZE           $155.9m

PERFORMANCE         Total return from May 1, 1997 through October 31, 1997

                    -    MCBT - Emerging Americas Fund (excluding all
                         transaction fees)                                 -8.8%
                    -    MCBT - Emerging Americas Fund (including all
                         transaction fees)                                -12.0%
                    -    The Morgan Stanley Capital International
                         Latin America (Free) Index                        -1.4%

                    Annualized total return from September 19, 1994 through October 31, 1997

                    -    MCBT - Emerging Americas Fund (excluding all
                         transaction fees)                                 -4.4%
                    -    MCBT - Emerging Americas Fund (including all
                         transaction fees)                                 -5.5%
                    -    The Morgan Stanley Capital International Latin
                         America (Free) Index                               0.0%
                         (from October 1, 1994 through October 31, 1997)

PORTFOLIO          Given events in Asia, it has been a difficult period for
COMMENTS           Latin American equities.  Brazil has been the worst
                   performing market over the six months, down 20.9%, and Mexico the best, up 5.4%. The MSCI Latin America (Free)
                   Index began the period well, but then fell back to finish the period down by 1.4%.

                   We retain a significant position in BRAZIL, even though we halved our exposure to Telebras as the Asian currency crisis hit in July. We bought and have held such other privatisation stocks such as Telesp and Cemig. Asia's woes focused attention on current account deficits, none more so than Brazil's. The response of retail investors was to sell aggressively. Volatility and lighter volumes characterised the market, and its weakness has hurt our performance. But it is, in our view, oversold.

                   In MEXICO, figures for GDP, industrial production and employment have been very robust. Consumer sales are picking up strongly, and the stock market held up very well to fallout from Asia. The peso has weakened and interest rates have stabilised. Our Mexican portfolio has continued to favour such domestic stocks as Organization Soriana SA de CV (supermarkets), Grupo Posadas (hotels), Pepsi - Gemex (Pepsi bottler), and TV Azteca SA de CV (media).

                   Elsewhere, we sold Soquimich (fertilisers) in CHILE and reduced our exposure to ARGENTINA ahead of October elections. We sold Telefonica del Peru and came out of COLOMBIA altogether because we see the economy slowing.

                   OUTLOOK

                   We are happy to remain overweight. It is very possible that the new year may see flows from Asia going into Latin America. Overall, the economic background is still very supportive. Longer-term, economic growth of 4-5% across the region, falling interest rates and deregulation make Latin America attractive.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)


INVESTMENT         James Fairweather is Chief Investment Officer.  All funds
MANAGER            are managed on a team basis with a named director heading
PROFILE            each team.

                   James Fairweather has managed the MCBT Emerging Americas Fund since inception.

                   He spent three years with Montague Loebl Stanley & Co. as an institutional sales and economic assistant. Moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and Continental European investment teams. Appointed a director in 1987, he became head of our Continental Europe team in 1992. A member of the asset allocation committee, James was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. He was promoted to Chief Investment Officer in 1997.

                   Joanna Terrett assists James. Joanna, with 6 years investment experience, graduated from Manchester University in 1990 with a degree in European Studies and French. She joined Martin Currie in the same year as a member of the Continental Europe team and was appointed investment manager in 1994. A Spanish speaker, Joanne lived in Argentina and Venezuela for six years and in early 1996 she joined the Emerging Markets team with responsibility for Latin America. She was appointed assistant director in October, 1996.

                   The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)

ASSET ALLOCATION
(% of net assets)

Argentina              9%
Brazil                35%
Chile                  7%
Mexico                36%
Other Areas            2%
ST Investment         11%




LARGEST HOLDINGS
BY COUNTRY                                                       % OF NET ASSETS

                   BRAZIL

                   Telebras, ADR                                       5.2
                   Eletrobras, ADR                                     4.2

                   MEXICO

                   Telofonos de Mexico, ADR                            4.6
                   Corporacion Industrial Alfa, Cl A                   4.1
                   Grupo Financiero Banamex, Cl B                      3.9

                   CHILE

                   Compania de Telefonos de Chile                      3.2

                   ARGENTINA

                   YPF Sociedad Anonima, ADR                           3.1
                   Compania Perez Companc                              2.1

                   VENEZUELA

                   Compania Anonima Nacional Telefonos, ADR, CL D      1.7

                                                    MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)



                                                                         SHARES                  VALUE
                                                                         ------                  -----
COMMON AND PREFERRED STOCKS AND RIGHTS - 88.6%
ARGENTINA - 8.5%
    ARGENTINA EQUITY INVESTMENTS                                         15,000              $ 1,094,400
    BANCO DE GALICIA, ADR                                               114,098                2,765,094
    COMPANIA PEREZ COMPANC                                              522,565                3,273,237
    IMPORTADORA Y EXPORTADORA PATAGONIA                                  90,000                1,305,790
    YPF SOCIEDAD ANONIMA, ADR                                           150,000                4,800,000
                                                                                              ----------
       TOTAL ARGENTINA - (COST $11,532,568)                                                   13,238,521
                                                                                              ----------

BRAZIL - 35.3%
    BRAZIL FAST FOOD *                                                   17,500                   45,937
    BRAZILIAN EQUITY INVESTMENTS *                                       44,000                1,444,520
    CEMIG, ADR                                                           85,063                3,317,457
    CIA RIOGRANDENSE TELECOM *                                        5,000,000                3,855,050
    COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR                           150,000                2,775,000
    COMPANHIA DE SANEAMENTO DO ESTADO DE SAO PAULO                   18,000,000                3,330,763
    COMPANIA VALE DO RIO DOCE, ADR                                      180,000                3,477,709
    ELETROBRAS, ADR                                                  16,328,000                6,590,739
    ERICSSON TELECOMUNICACOES                                        94,400,000                2,782,893
    LIGHT SERVICOS DE ELETRICIDADE                                    9,500,000                3,153,885
    PETROBRAS PETROLEO BRASIL                                        30,295,000                5,633,339
    TELEBRAS, ADR                                                        80,445                8,165,167
    TELEC DO RIO JANEIRO                                             25,500,000                2,428,682
    TELEC DO RIO JANEIRO, RIGHTS, 11/12/97 *                            988,736                   13,453
    TELECOMUNICACOES DE SAO PAULO                                    23,493,379                6,137,324
    TELECOMUNICACOES DE SAO PAULO, RIGHTS, 11/12/97 *                 1,058,334                      720
    TV FILME INC. *                                                     300,000                1,800,000
                                                                                              ----------
       TOTAL BRAZIL - (COST $63,665,436)                                                      54,952,638
                                                                                              ----------

CHILE - 7.2%
    COMPANIA DE TELEFONOS DE CHILE, ADR                                 178,000                4,939,500
    DISTRIBUCION Y SERVICIO D & S *                                     130,000                2,283,125
    ENERSIS, ADR                                                         60,400                1,993,200
    LABORATORIO CHILE, ADR                                               82,300                2,067,788
                                                                                              ----------
       TOTAL CHILE - (COST $10,043,768)                                                       11,283,613
                                                                                              ----------

MEXICO - 35.8%
    BUFETE INDUSTRIAL, ADR *                                            105,400                1,554,650
    CIFRA SA DE CV, CL B                                              2,533,332                5,039,473
    CORPORACION GEO, SERIES B *                                         430,000                2,317,949
    CORPORACION INDUSTRIAL ALFA, CL A                                   877,244                6,402,783
    FOMENTO ECONOMICO MEXICANO SA DE C.V.                               600,000                4,221,825
    GRUPO ELEKTRA SA DE C.V., GDR                                       160,000                4,390,000
    GRUPO FINANCIERO BANAMEX, CL B *                                  3,100,000                6,137,150
    GRUPO POSADAS *                                                   2,812,000                1,509,123
    INDUSTRIAS CH *                                                     381,000                1,953,846
    ORGANIZATION SORIANA SA DE CV                                     1,440,000                4,791,413
    PEPSI-GEMEX, GDR                                                    200,000                2,725,000
    TELEFONOS DE MEXICO, ADR                                            166,000                7,179,500
    TUBOS DE ACERO DE MEXICO, ADR *                                     179,400                3,621,637
    TV AZTECA SA DE CV, ADR *                                           210,000                4,016,250
                                                                                              ----------
       TOTAL MEXICO - (COST $55,238,348)                                                      55,860,599
                                                                                              ----------

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)



                                                                         SHARES                  VALUE
                                                                         ------                  -----
PERU - 0.1%
    MINAS BUENAVENTURA, CL A                                              7,862              $    68,340
    MINAS BUENAVENTURA, CL B                                              1,965                   18,166
                                                                                             -----------
      TOTAL PERU - (COST $66,482)                                                                 86,506
                                                                                             -----------

VENEZUELA - 1.7%
    COMPANIA ANONIMA NACIONAL TELEFONOS, ADR, CL D *                     62,000                2,712,500
                                                                                             -----------
      TOTAL VENEZUELA - (COST $1,499,174)                                                      2,712,500
                                                                                             -----------
TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS - (COST $142,045,776) +                         138,134,377
                                                                                             -----------

                                                                      PRINCIPAL
                                                                        AMOUNT
                                                                      ---------
SHORT TERM INVESTMENT - 11.7%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
    5.15%, 11/03/1997 (a)                                           $18,238,000               18,238,000
                                                                                             -----------

TOTAL SHORT TERM INVESTMENT - (COST $18,238,000)                                              18,238,000
                                                                                             -----------

TOTAL INVESTMENTS - (COST  $160,283,776) - 100.3%                                            156,372,377
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (0.3)%                                   (443,520)
                                                                                             -----------
NET ASSETS - 100.0%                                                                         $155,928,857
                                                                                            ------------
                                                                                            ------------


*   Non-income producing security.
(a) The repurchase agreement, dated 10/31/97, $18,238,000 par due 11/03/97, is collateralized by United States Treasury Notes, 5.875%, due 8/15/98, with a market value of $18,603,369.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
    Banks 1.8%, Brewery 2.7%, Construction and Building Materials 2.3%, Drugs & Health Care 1.3%, Electric Utilities 9.7%, Engineering 1.0%, Financial Services 3.9%, Food & Beverages 5.0%, Hotels & Restaurants 1.0%, Industrial Machinery 1.3%, Insurance 4.1%, Investment Companies 1.6%, Manufacturing 1.5%, Mining 2.3%, Oil & Gas 6.7%, Petroleum Services 2.1%, Retail 3.7%, Retail Trade 6.3%, Telecommunication 13.3%, Telecommunication Equipment 1.8%, Telecommunications Services 8.5%, Telephone 4.6%, Water Utilities 2.1%.

ADR American Depositary Receipts.
GDR Global Depositary Receipts.


See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (Unaudited)

ASSETS
    Investments in securities, at value (cost $142,045,776) (Note B)                                $  138,134,377
    Investments in repurchase agreements, at value (Note B)                                             18,238,000
                                                                                                    --------------
      Total Investments                                                                                156,372,377
    Receivable for investments sold                                                                      8,336,201
    Dividend and interest receivable                                                                        93,979
    Foreign tax reclaims receivable                                                                          1,570
    Prepaid insurance                                                                                        7,667
    Deferred organization expenses (Note B)                                                                  4,808
                                                                                                    --------------
      TOTAL ASSETS                                                                                     164,816,602
                                                                                                    --------------

LIABILITIES
    Payable for investments purchased                                                                    3,983,664
    Payable for currency purchased                                                                          10,349
    Due to custodian                                                                                         6,925
    Due to foreign custodian, at value (cost $4,171,459) (Note B)                                        4,171,480
    Management fee payable (Note C)                                                                        666,254
    Administration fee payable (Note C)                                                                     12,447
    Trustees fees payable (Note C)                                                                           2,429
    Accrued expenses and other liabilities                                                                  34,197
                                                                                                    --------------
      TOTAL LIABILITIES                                                                                  8,887,745
                                                                                                    --------------
TOTAL NET ASSETS                                                                                    $  155,928,857
                                                                                                    --------------
                                                                                                    --------------
COMPOSITION OF NET ASSETS:
    Paid-in-capital                                                                                 $  145,510,321
    Undistributed net investment income                                                                    443,136
    Accumulated net realized gain on investment and foreign currency transactions                       13,887,216
    Net unrealized depreciation on investment and foreign currency transactions                         (3,911,816)
                                                                                                    --------------
TOTAL NET ASSETS                                                                                    $  155,928,857
                                                                                                    --------------
                                                                                                    --------------

NET ASSET VALUE PER SHARE                                                                           $         8.60
($155,928,857 / 18,137,128 shares of beneficial interest outstanding)                               --------------
                                                                                                    --------------


See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)

INVESTMENT INCOME
    Interest income                                                                                 $      285,586
    Dividend income                                                                                      1,654,576
    Foreign taxes withheld                                                                                (209,508)
                                                                                                    --------------
       TOTAL INVESTMENT INCOME                                                                           1,730,654
                                                                                                    --------------
EXPENSES
    Management fee (Note C)                                                                              1,307,559
    Custodian fee                                                                                          105,682
    Administration fee (Note C)                                                                             63,213
    Audit fee                                                                                               12,536
    Legal fees                                                                                              10,755
    Transfer agent fee                                                                                       3,409
    Trustees fees (Note C)                                                                                   3,539
    Amortization of deferred organization expenses                                                           1,277
    Miscellaneous expenses                                                                                  12,879
                                                                                                    --------------
       TOTAL EXPENSES                                                                                    1,520,849
                                                                                                    --------------
NET INVESTMENT INCOME                                                                                      209,805
                                                                                                    --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on investments                                                                    24,088,671
    Net realized loss on foreign currency transactions                                                    (402,502)
    Net unrealized depreciation on:
       Investments                                                                                     (40,633,847)
       Foreign currency transactions                                                                          (235)
                                                                                                    --------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                              (16,947,913)
                                                                                                    --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                          $  (16,738,108)
                                                                                                    --------------
                                                                                                    --------------

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                                       Six Months
                                                                                          Ended              Year
                                                                                    October 31, 1997         Ended
                                                                                       (Unaudited)       April 30, 1997
                                                                                    ----------------     --------------
NET ASSETS at beginning of period                                                    $  194,596,827       $  89,599,602
                                                                                     --------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income                                                                   209,805             885,447
    Net realized gain on investment transactions                                         24,088,671           1,359,144
    Net realized loss on foreign currency transactions                                     (402,502)            (70,475)
    Net unrealized appreciation (depreciation) on:
       Investments                                                                      (40,633,847)         31,143,844
       Foreign currency transactions                                                           (235)                330
                                                                                     --------------       -------------
    Net increase (decrease) in net assets from operations                               (16,738,108)         33,318,290
                                                                                     --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                                    0            (581,714)
                                                                                     --------------       -------------
    Total distributions                                                                           0            (581,714)
                                                                                     --------------       -------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                                    34,003,606          73,420,567
    Reinvestment of dividends and distributions to shareholders                                   0             564,807
    Cost of shares repurchased                                                          (57,539,000)         (3,086,300)
    Paid in capital from subscription and redemption fees                                 1,605,532           1,361,575
                                                                                     --------------       -------------
    Total increase (decrease) in net assets from capital share transactions             (21,929,862)         72,260,649
                                                                                     --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                   (38,667,970)        104,997,225
                                                                                     --------------       -------------
NET ASSETS at end of period (net of accumulated net investment  income of            $  155,928,857       $ 194,596,827
     $443,136 and $233,331, respectively)                                            --------------       -------------
                                                                                     --------------       -------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                                           3,331,040           9,227,999
    Shares issued in reinvestment of distributions to shareholders                                0              69,729
    Less shares repurchased                                                              (5,840,253)           (351,983)
                                                                                     --------------       -------------
    Net share transactions                                                               (2,509,213)          8,945,745
                                                                                     --------------       -------------
                                                                                     --------------       -------------

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                           Six Months
                                                              Ended             Year                 Year       Sept. 19, 1994 *
                                                        October 31, 1997        Ended                Ended          through
                                                           (Unaudited)      April 30, 1997      April 30, 1996  April 30, 1995
                                                        ----------------    --------------      --------------  ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $      9.430        $      7.660         $     6.850    $    10.000

Net investment income (loss)                                    0.013               0.040               0.025         (0.004)
Net realized and unrealized gain (loss) on investment
    and foreign currency transactions                          (0.951)              1.688               0.720         (3.298)
                                                         ------------        ------------         -----------    -----------
Total from investment operations                               (0.938)              1.728               0.745         (3.302)
                                                         ------------        ------------         -----------    -----------
Less distributions:
    Dividends from net investment income                        0.000              (0.029)             (0.040)         0.000
                                                         ------------        ------------         -----------    -----------
Paid in capital from subscription and
    redemption fees (Note B)                                    0.108               0.071               0.105          0.152
                                                         ------------        ------------         -----------    -----------

Net asset value, end of period                           $      8.600        $      9.430         $     7.660    $     6.850
                                                         ------------        ------------         -----------    -----------
                                                         ------------        ------------         -----------    -----------

TOTAL INVESTMENT RETURN (1) (2)                                 (8.80)%            23.55%              12.48%         (31.50)%
                                                         ------------        ------------         -----------    -----------
                                                         ------------        ------------         -----------    -----------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                                $155,928,857        $194,596,827         $89,599,602    $39,833,637
Operating expenses, net, to average
    net assets (Note C)                                          1.74% (3)           1.70%               1.70%          1.80% (3)
Operating expenses, gross, to average
    net assets (Note C)                                          1.74% (3)           1.77%               1.95%          1.80% (3)
Net investment income(loss) to average net assets                0.24% (3)           0.62%               0.88%         (0.11)% (3)
Portfolio turnover rate                                            67%                 50%                 61%            89%
Average commission rate per share (4)                    $     0.0019        $     0.0002         $    0.0001            N/A
Per share amount of fees waived (Note C)                 $     0.000         $     0.005          $    0.007    $     0.000

-----------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Emerging Americas Fund (the "Fund") commenced investment operations on September 19, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, $602,100 was collected in purchase premiums and $1,003,432 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1997, it was not necessary for the Investment Manager to waive any additional fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1997 were $106,394,047 and $136,460,024, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

       IDENTIFIED           GROSS UNREALIZED          NET UNREALIZED
         COST         APPRECIATION  (DEPRECIATION)     APPRECIATION
     ------------     ------------   -------------    --------------
     $160,283,776     $14,482,050    $(18,393,449)     $(3,911,399)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 27% of the Fund.

                                                     MCBT EMERGING AMERICAS FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                             MARTIN CURRIE BUSINESS TRUST


                                 --------------------



                                TRUSTEES AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                 --------------------



                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                 --------------------


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    The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
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